Schedule of Income Taxes (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal
State and local						(77)
Total current tax (provision) benefit						(77)
Federal						12,593	18,028
State and local						3,506	4,440
Change in valuation allowance						(14,959)	(20,794)
Total deferred tax benefit						1,140	1,674
Total income tax benefit	$ (61)	$ (547)	$ (168)	$ (55)	$ 1,180	$ 1,063	$ 1,674